COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

November 1, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

CMG Ultra Short Term Bond Fund

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Columbia Large Cap Growth Fund

Columbia Tax-Exempt Fund

Columbia U.S. Social Bond Fund

Post-Effective Amendment No. 309
File Nos. 002-99356/811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 309 (Amendment). This Amendment was filed electronically on October 30, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

Columbia Funds Series Trust I